Employee Benefit Plans (Net amount in AOCI and regulatory assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 1,552	$ 1,569
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	160	246
Past service (gains)	(1)	(2)
Regulatory assets	358	389
Accumulated Other Comprehensive Income (Loss), before Tax, Total	517	633
Amount included in deferred income tax		7
Amount included in deferred income tax	(5)
Net amount in AOCI after tax adjustment	524	628
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(5)	(7)
Past service (gains)	0	0
Regulatory assets	78	65
Accumulated Other Comprehensive Income (Loss), before Tax, Total	73	58
Amount included in deferred income tax	2
Amount included in deferred income tax		(1)
Net amount in AOCI after tax adjustment	$ 72	$ 60